Long Term Debt - Schedule of Deferred Financing Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Finance Costs [Abstract]
Opening balance	$ 12,913	$ 3,273
Reclassification from prepaid expenses		4,800	$ 4,800
Expenditure in the period	971	10,479
Amortization included within interest expense	(3,273)	(5,639)
Closing balance	$ 10,611	$ 12,913	$ 3,273